Cash Flow Reconciliations	12 Months Ended
Dec. 31, 2018
Cash Flow Reconciliations
Cash Flow Reconciliations

18. Cash Flow Reconciliations

        The reconciliations of the Partnership's non-cash investing and financing activities for the two years ended December 31, 2018 are presented in the following tables:

        A reconciliation of borrowings arising from financing activities is as follows:

	Opening balance	Cash flows	Non-cash items	Deferred financing costs, assets	Total
Borrowings outstanding as of January 1, 2017	1,563,932	—	—	—	1,563,932
Borrowings drawdowns (Note 6)	—	60,000	(12,000)	—	48,000
Borrowings repayments (Note 6)	—	(218,370)	—	—	(218,370)
Additions in deferred loan fees	—	(1,594)	—	—	(1,594)
Amortization of deferred loan issuance costs (Note 12)	—	—	8,160	—	8,160

Borrowings outstanding as of December 31, 2017	1,563,932	(159,964)	(3,840)	—	1,400,128

Borrowings outstanding as of January 1, 2018	1,400,128	—	—	—	1,400,128
Borrowings drawdowns (Note 6)	—	25,940	—	—	25,940
Borrowings repayments (Note 6)	—	(197,790)	—	—	(197,790)
Additions in deferred loan fees	—	(153)	—	50	(103)
Amortization of deferred loan issuance costs (Note 12)	—	—	6,822	—	6,822

Borrowings outstanding as of December 31, 2018	1,400,128	(172,003)	6,822	50	1,234,997

        A reconciliation of derivative assets is as follows:

	Opening balance	Non-cash items	Total
Net derivative assets as of January 1, 2017	4,172	—	4,172
Unrealized gain on derivatives held for trading (Note 17)	—	2,174	2,174

Net derivative assets as of December 31, 2017	4,172	2,174	6,346

Net derivative assets as of January 1, 2018	6,346	—	6,346
Unrealized loss on derivatives held for trading (Note 17)	—	(1,411)	(1,411)

Net derivative assets as of December 31, 2018	6,346	(1,411)	4,935

        A reconciliation of vessels arising from investing activities is as follows:

	Opening balance	Cash flows	Non-cash items	Total
Vessels as of January 1, 2017	2,439,092	—	—	2,439,092
Additions (Note 3)	—	5,131	534	5,665
Depreciation expense (Note 3)	—	—	(81,089)	(81,089)

Vessels as of December 31, 2017	2,439,092	5,131	(80,555)	2,363,668

Vessels as of January 1, 2018	2,363,668	—	—	2,363,668
Additions (Note 3)	—	24,177	9,568	33,745
Depreciation expense (Note 3)	—	—	(81,590)	(81,590)

Vessels as of December 31, 2018	2,363,668	24,177	(72,022)	2,315,823

        A reconciliation of equity offerings arising from financing activities is as follows:

	Cash flows	Non-cash items	Total
Proceeds from public offerings of common units and issuances of general partner units (net of underwriting discounts and commissions) (Note 5)	144,297	—	144,297
Proceeds from public offering of preference units (net of underwriting discounts and commissions) (Note 5)	139,222	—	139,222
Offering costs	(2,033)	(359)	(2,392)

Net proceeds from equity offerings in the year ended December 31, 2017	281,486	(359)	281,127

Proceeds from public offerings of common units and issuances of general partner units (net of underwriting discounts and commissions) (Note 5)	62,516	—	62,516
Proceeds from public offering of preference units (net of underwriting discounts and commissions) (Note 5)	208,394	—	208,394
Offering costs	(915)	(703)	(1,618)
Payments for IDRs modification (including fees)	(25,002)	—	(25,002)

Net proceeds from equity offerings/modifications in the year ended December 31, 2018	244,993	(703)	244,290